Cash Flow Information - Schedule of Other Supplementary Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Interest paid	$ 26,479	$ 44,747
Income taxes paid	$ 1,832	$ 339